FAIR VALUE AND RISK MANAGEMENT - Foreign exchange forward contracts (Details) $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) contract	Dec. 31, 2023 CAD ($) contract	Dec. 31, 2024 USD ($) contract	Dec. 31, 2024 EUR (€) contract	Dec. 31, 2023 USD ($) contract	Dec. 31, 2023 EUR (€) contract
Foreign exchange forward contracts
Notional amount	$ 3,089,443	$ 3,074,685
Fair value gains (losses) on financial instruments, net	$ 5,166	$ (17,296)
Foreign Exchange Collar contracts | Sell US Dollars and Receive Canadian Dollars
Foreign exchange forward contracts
Number of contracts outstanding | contract	12	6	12	12	6	6
Notional amount			$ 84.0		$ 36.0
Foreign Exchange Collar contracts | Sell Euros and Receive Canadian Dollars
Foreign exchange forward contracts
Number of contracts outstanding | contract	12	12	12	12	12	12
Notional amount | €				€ 24.0		€ 24.0
Foreign Currency Collar Contracts
Foreign exchange forward contracts
Fair value gains (losses) on financial instruments, net	$ (1,979)	$ 3,076